Exhibit 99.1

Nelnet Student Loan Funding, LLC
Nelnet Student Loan Trust 2008-1
Quarterly Servicing Report
Quarterly Distribution Date: 11/25/2008
Collection Period Ending: 10/31/2008
Table of Contents

Page
I. Principal Parties to the Transaction	2

II. Explanations, Definitions, Abbreviations	2

III. Deal Parameters	3
A. Student Loan Portfolio Characteristics
B. Notes
C. Reserve Fund
D. Other Fund Balances

IV. Transactions for the Time Period	4

V. Cash Receipts for the Time Period	5

VI. Payment History and CPRs	5

VII. Cash Payment Detail and Available Funds for the Time Period	6

VIII. Waterfall for Distribution	7

IX. Distributions	8
A. Distribution Amounts
B. Principal Distribution Amount Reconciliation
C. Additional Principal Paid
D. Reserve Fund Reconciliation
E. Note Balances

X. Portfolio Characteristics	9

XI. Portfolio Characteristics by School and Program	9

XII. Servicer Totals	9

XIII. Collateral Tables	10
Distribution of the Student Loans by Geographic Location
Distribution of the Student Loans by Guarantee Agency
Distribution of the Student Loans by Number of Months Remaining Until Scheduled Maturity
Distribution of the Student Loans by Borrower Payment Status
Distribution of the Student Loans by Range of Principal Balance
Distribution of the Student Loans by Number of Days Delinquent
Distribution of the Student Loans by Interest Rate
Distribution of the Student Loans by SAP Interest Rate Index
Distribution of the Student Loans by Date of Disbursement

XIV. Trigger Information	12

XV. Interest Rates for Next Distribution Date	12

XVI. Items to Note	12

I. Principal Parties to the Transaction

Issuing Entity	Nelnet Student Loan Trust 2008-1

Depositor	Nelnet Student Loan Funding, LLC

Sponsor	Nelnet, Inc.

Master Servicer	National Education Loan Network, Inc. (“NELN”)

Arranges for and oversees the performance of the Subservicer with respect to the trust’s student loans. If the Master Servicer breaches any covenant under the master servicing agreement with respect to a trust’s student loan, generally it has to cure the

Subservicer	Nelnet, Inc.

Administrator	National Education Loan Network, Inc. (“NELN”)

On each monthly servicing payment date and on each distribution date, directs the Indenture Trustee to make the required distributions from the funds established under the indenture. In addition, prepares, based on periodic data received from the Subserv

Eligible Lender Trustee	Zions First National Bank

Indenture Trustee	Zions First National Bank

Acts for the benefit of and to protect the interests of the note holders and acts as paying agent for the notes. Also acts on behalf of the note holders and represents their interests in the exercise of their rights under the indenture. The Indenture Tr

Delaware Trustee	M&T Trust Company of Delaware

Nelnet Student Loan Trust 2008-1 is a Delaware statutory trust formed by Nelnet Student Loan Funding, LLC pursuant to a trust agreement by and between Nelnet Student Loan Funding, LLC, as Depositor and initial certificateholder, and M&T Trust Company of D

II. Explanations / Definitions / Abbreviations

Cash Flows
During any given collection period, monies flow into the collection fund, representing multiple items including but not limited to, borrower payments, government interest benefit and special allowance payments, investment income, and guarantor claim payme

Record Date	with respect to a distribution date, the close of business on the day preceding such distribution date.

Claim Write-Offs	Amounts not reimbursed by the government guarantees of the Higher Education Act.

CPR
Constant Prepayment Rate — the annualized, compounded SMM (Single Month Mortality) rate. In any given month, the SMM measures the percentage of the beginning pool balance that was paid back earlier than scheduled.

Principal Shortfall
Generally, a principal shortfall is generated on the initial distribution date, due to a difference in the calculation of ‘principal distribution amount’ on the initial distribution date as compared to subsequent distribution dates. On the initial distribution date, the ‘principal distribution amount’ is calculated by subtracting the adjusted pool balance as of the end of the collection period from the outstanding amount of the notes (i.e., initial issuance). On subsequent distribution dates, the amount is calculated (generally) by subtracting the ending adjusted pool balance from the beginning adjusted pool balance for the applicable collection period. Therefore, the principal shortfall generally represents the variance between the note issuance amount and the funds used and/or set aside to purchase student loan principal and interest. The difference between these two amounts may be attributable to the proceeds of the notes initially transferred to a reserve fund, a capitalized interest fund or set aside for payment of costs of issuance related to the closing of the trust.

Parity Ratio
Represents the comparison between the trust’s assets and liabilities. Generally, when the Parity Ratio equals or exceeds 100% and the principal shortfall is satisfied, excess earnings are allowed to be released from the trust and flow to the Depositor.

Total Note Factor/ Note Pool Factor	Represents the remaining portion of the original debt (aggregate basis/tranche basis).

III. Deal Parameters

A. Student Loan Portfolio Characteristics	7/31/2008	Activity	10/31/2008
i. Portfolio Principal Balance	$1,114,693,284.01	$(43,571,318.60)	$1,071,121,965.41
ii. Interest Expected to be Capitalized	11,217,774.46		11,333,932.15

iii. Pool Balance (i + ii)	$1,125,911,058.47		$1,082,455,897.56

iv. Adjusted Pool Balance (Pool Balance + Specified Reserve Fund Balance)	$1,128,725,836.12		$1,085,162,037.30

v. Other Accrued Interest	$9,272,118.18		$7,934,564.06
vi. Weighted Average Coupon (WAC)	5.215%		5.211%
vii. Weighted Average Remaining Months to Maturity (WARM)	115.68		115.76
viii. Number of Loans	360,253		347,275
ix. Number of Borrowers	152,281		146,699
x. Average Borrower Indebtedness	7,319.98		7,301.49
xi. Portfolio Yield ((Trust Income — Trust Expenses) / (Student Loans + Cash))	1.7299%		3.9487%

B. Notes	CUSIP	Spread	Coupon Rate	8/25/2008%		Interest Due	11/25/2008%
i. Class A-1 Notes	640326 AA 0	0.55%	3.36063%	$429,849,633.68	37.86%	$3,691,665.45	$385,503,057.63	35.34%
ii. Class A-2 Notes	640326 AB 8	0.85%	3.66063%	229,000,000.00	20.17%	2,142,281.26	229,000,000.00	20.99%
iii. Class A-3 Notes	640326 AC 6	1.15%	3.96063%	440,422,000.00	38.79%	4,457,779.72	440,422,000.00	40.37%
iv. Class B Notes	640326 AF 9	1.25%	4.06063%	36,013,000.00	3.17%	373,713.02	36,013,000.00	3.30%

v. Total Notes				$1,135,284,633.68	100.00%	$10,665,439.45	$1,090,938,057.63	100.00%

LIBOR Rate Notes:
LIBOR Rate for Accrual Period	2.81063%
First Date in Accrual Period	8/25/2008
Last Date in Accrual Period	11/24/2008
Days in Accrual Period	92

Collection Period:
First Date in Collection Period	8/1/2008
Last Date in Collection Period	10/31/2008

Record Date	11/24/2008
Distribution Date	11/25/2008

C. Reserve Fund	7/31/2008	10/31/2008
i. Required Reserve Fund Balance	0.25%	0.25%
ii. Specified Reserve Fund Balance	$2,814,777.65	$2,706,139.74
iii. Reserve Fund Floor Balance	$1,191,516.18	$1,191,516.18
iv. Reserve Fund Balance after Distribution Date	$2,814,777.65	$2,706,139.74

D. Other Fund Balances	7/31/2008	10/31/2008
i. Collection Fund*	$55,892,054.71	$57,970,985.87
(* For further information regarding Fund detail, see Section VII — I, “Collection Fund Reconciliation”.)

Total Fund Balances	$58,706,832.36	$60,677,125.61

IV. Transactions for the Time Period 08/01/2008 — 10/31/2008

A. Student Loan Principal Collection Activity
i. Regular Principal Collections		$18,810,033.56
ii. Principal Collections from Guarantor		19,379,642.89
iii. Principal Repurchases/Reimbursements by Servicer		—
iv. Principal Repurchases/Reimbursements by Seller		—
v. Paydown due to Loan Consolidation		10,937,823.93
vi. Principal Write-Offs Reimbursed to the Trust		—
vii. Other System Adjustments		—

viii. Total Principal Collections		$49,127,500.38

B. Student Loan Non-Cash Principal Activity
i. Principal Realized Losses — Claim Write-Offs		$423,665.37
ii. Principal Realized Losses — Other		7,429.66
iii. Other Adjustments		(17,683.83)
iv. Capitalized Interest		(5,969,592.98)

v. Total Non-Cash Principal Activity		$(5,556,181.78)

C. Student Loan Principal Additions
i. New Loan Additions		$—

ii. Total Principal Additions		$—

D. Total Student Loan Principal Activity (Aviii + Bv + Cii)		$43,571,318.60

E. Student Loan Interest Activity
i. Regular Interest Collections		$6,199,760.92
ii. Interest Claims Received from Guarantors		1,300,974.03
iii. Late Fees & Other		260,598.91
iv. Interest Repurchases/Reimbursements by Servicer		803.73
v. Interest Repurchases/Reimbursements by Seller		—
vi. Interest due to Loan Consolidation		133,310.74
vii. Interest Write-Offs Reimbursed to the Trust		—
viii. Other System Adjustments		—
ix. Special Allowance Payments		(373,472.87)
x. Interest Benefit Payments		1,735,063.99

xi. Total Interest Collections		$9,257,039.45

F. Student Loan Non-Cash Interest Activity
i. Interest Losses — Claim Write-offs		$218.25
ii. Interest Losses — Other		5,209.70
iii. Other Adjustments		193.36
iv. Capitalized Interest		5,969,592.98

v. Total Non-Cash Interest Adjustments		$5,975,214.29

G. Student Loan Interest Additions
i. New Loan Additions		$—

ii. Total Interest Additions		$—

H. Total Student Loan Interest Activity (Exi + Fv + Gii)		$15,232,253.74

I. Defaults Paid this Quarter (Aii + Eii)		$20,680,616.92
J. Cumulative Defaults Paid to Date		$42,548,008.17

K. Interest Expected to be Capitalized
Interest Expected to be Capitalized — Beginning (III — A-ii)	7/31/2008	11,217,774.46
Interest Capitalized into Principal During Collection Period (B-iv)		(5,969,592.98)
Change in Interest Expected to be Capitalized		6,085,750.67

Interest Expected to be Capitalized — Ending (III — A-ii)	10/31/2008	$11,333,932.15

V. Cash Receipts for the Time Period 08/01/2008 — 10/31/2008

A. Principal Collections
i. Principal Payments Received — Cash	$38,189,676.45
ii. Principal Received from Loans Consolidated	10,937,823.93
iii. Principal Payments Received — Servicer Repurchases/Reimbursements	—
iv. Principal Payments Received — Seller Repurchases/Reimbursements	—

v. Total Principal Collections	$49,127,500.38

B. Interest Collections
i. Interest Payments Received — Cash	$7,500,734.95
ii. Interest Received from Loans Consolidated	133,310.74
iii. Interest Payments Received — Special Allowance and Interest Benefit Payments	1,361,591.12
iv. Interest Payments Received — Servicer Repurchases/Reimbursements	803.73
v. Interest Payments Received — Seller Repurchases/Reimbursements	—
vi. Late Fees & Other	260,598.91

vii. Total Interest Collections	$9,257,039.45

C. Other Reimbursements	$291,458.85

D. Investment Earnings	$271,164.53

E. Total Cash Receipts during Collection Period	$58,947,163.21

VI. Payment History and CPRs

Distribution	Adjusted	Current Quarter	Cumulative	Prepayment
Date	Pool Balance	CPR	CPR	Volume
5/27/2008	$1,170,011,093.93	8.420%	8.420%	$11,780,279.38
8/25/2008	$1,128,725,836.12	11.450%	10.610%	$34,466,439.00
11/25/2008	$1,085,162,037.30	12.160%	11.240%	$35,353,044.08

VII. Cash Payment Detail and Available Funds for the Time Period 08/01/2008 — 10/31/2008
Funds Previously Remitted: Collection Account

A. Servicing Fees		$1,639,511.75

B. Trustee Fees		$20,381.96

C. Delaware Trustee Fees		$—

D. Administration Fees		$144,695.14

E. Interest Payments on Notes		$54,356,864.41

F. Unpaid Interest Accrued to Depositor		$918,372.45

G. Principal Payments on Notes		$—

H. Transfer to Department Rebate Fund		$—

I. Collection Fund Reconciliation
i. Beginning Balance:	7/31/2008	$55,892,054.71
ii. Principal Paid During Collection Period (G)		—
iii. Interest Paid During Collection Period (E)		(54,356,864.41)
iv. Deposits During Collection Period (V - A-v + B-vii + C)		58,675,998.68
v. Payments out During Collection Period (A + B + C + D + F + H)		(2,722,961.30)
vi. Total Investment Income Received for Quarter (V - D)		271,164.53
vii. Excess Reserve Fund transferred on current Distribution Date		102,955.75
viii. Excess Reserve Fund transferred on prior Distribution Date		108,637.91
ix. Funds transferred to the Department Rebate Fund		—
x. Funds Available for Distribution		$57,970,985.87

VIII. Waterfall for Distribution

		Remaining
		Funds Balance
A. Total Available Funds for Distribution (VII-I-x)	$57,970,985.87	$57,970,985.87

B. To pay to the Master Servicer, the Trustee and the Delaware Trustee, pro rata, based on amounts owed to each such party, without preference or priority of any kind, the

Servicing Fee (to the extent remaining unpaid following the Monthly Servicing Payment Date) — Current Month	$528,434.00	$57,442,551.87
Trustee Fee — Current Quarter	$19,976.05	$57,422,575.82
Delaware Trustee Fee — Current Year	$—	$57,422,575.82

respectively, due on such Quarterly Distribution Date, in each case, with such fees remaining unpaid from prior Quarterly Distribution Dates (and in the case of the Servicing Fees, prior Monthly Servicing Payment Dates);

C. To pay to the Administrator, the Administration Fee due on such Quarterly Distribution Date — Current Month	$137,027.24	$57,285,548.58
and all unpaid Administration Fees from prior Quarterly Distribution Dates;	$—	$57,285,548.58

D. (A) to pay to the Class A Noteholders of each Class the portion of the Class A Noteholders’ Interest Distribution Amount payable to such Class on such Quarterly Distribution Date:
i. Class A-1	$3,691,665.45	$53,593,883.13
ii. Class A-2	$2,142,281.26	$51,451,601.87
iii. Class A-3	$4,457,779.72	$46,993,822.15

iv. Total Class A Noteholders’ Interest Distribution	$10,291,726.43

and (B) to pay to the Counterparty, any Issuer Derivative payments (excluding Termination Payments other than Priority Termination Payments) to the pro rata, based on amounts owed to each such party, without preference or priority of any kind.	$—	$46,993,822.15

E. To pay to the Class B Noteholders, the Class B Noteholders’ Interest Distribution Amount;	$373,713.02	$46,620,109.13

F. To the Depositor, an amount equal to the unpaid interest accrued on the Financed Eligible Loans subsequent to the Cutoff Date but prior to the Date of Issuance, until such amount has been paid in full;	$—	$46,620,109.13

G. To the applicable Noteholders, the Principal Distribution Amount in the following order: to the Class A Noteholders, the Class A Principal Distribution Amount:
i. to pay to the Class A-1 Noteholders until the Class A-1 Notes have been paid in full;	$44,346,576.05	$2,273,533.08
ii. to pay to the Class A-2 Noteholders until the Class A-2 Notes have been paid in full;	$—	$2,273,533.08
iii. to pay to the Class A-3 Noteholders until the Class A-3 Notes have been paid in full;	$—	$2,273,533.08
iv. to pay to the Class B Noteholders until the Class B Notes have been paid in full;	$—	$2,273,533.08

v. Total Noteholders’ Principal Distribution	$44,346,576.05

H. to deposit to the Reserve Fund, the amount, if any, necessary to reinstate the balance of the Reserve Fund up to the Specified Reserve Fund Balance;	$—	$2,273,533.08

I. to pay the Master Servicer, the aggregate unpaid amount of any Carryover Servicing Fees, if any;	$1,589.42	$2,271,943.66

J. to pay to the Counterparties, pro rata, without preference or priority of any kind, any accrued and unpaid Termination Payments due to each such Counterparty under the applicable Derivative Product;	$—	$2,271,943.66

K. in the event the Financed Eligible Loans are not sold pursuant to Sections 10.03 or 10.04 hereof, to pay as an accelerated payment of principal balance of the Notes then Outstanding, to the Noteholders in the same order and priority set forth in Sections (G)(i) through G(iv) above, until the principal amount of the Notes is paid in full;

i. Class A-1	$—	$2,271,943.66
ii. Class A-2	$—	$2,271,943.66
iii. Class A-3	$—	$2,271,943.66
iv. Class B	$—	$2,271,943.66

L. to release to the Issuer any remaining funds.	$2,271,943.66	$—

IX. Distributions
A.

Distribution Amounts	Combined	Class A-1	Class A-2	Class A-3	Class B
i. Quarterly Interest Due	$10,665,439.45	$3,691,665.45	$2,142,281.26	$4,457,779.72	$373,713.02
ii. Quarterly Interest Paid	10,665,439.45	3,691,665.45	2,142,281.26	4,457,779.72	373,713.02

iii. Interest Shortfall	$—	$—	$—	$—	$—

iv. Quarterly Principal Paid	$44,346,576.05	$44,346,576.05	$—	$—	$—

v. Total Distribution Amount	$55,012,015.50	$48,038,241.50	$2,142,281.26	$4,457,779.72	$373,713.02
B.
Principal Distribution Amount Reconciliation

i. Adjusted Pool Balance as of	7/31/2008	$1,128,725,836.12
ii. Adjusted Pool Balance as of	10/31/2008	1,085,162,037.30

iii. Excess		$43,563,798.82
iv. Principal Shortfall for preceding Distribution Date		782,777.23
v. Amount Due on a Note Final Maturity Date		—

vi. Total Principal Distribution Amount as defined by Indenture		$44,346,576.05
vii. Actual Principal Distribution Amount based on amounts in Collection Fund		(44,346,576.05)

viii. Principal Distribution Amount Shortfall		$—
ix. Senior Noteholders’ Principal Distribution Amount		$44,346,576.05

Principal Distribution from Reserve Fund Excess (D-v)		$—

Total Principal Distribution Amount Paid		$44,346,576.05

C. Additional Principal Paid
i. Notes Outstanding Principal Balance		$1,135,284,633.68
ii. Less: Principal Distribution Amount		(44,346,576.05)

iii. Basis for Parity Calculation	11/25/2008	$1,090,938,057.63

iv. Adjusted Pool Balance
Student Loan Principal Balance		$1,071,121,965.41
Interest Expected to be Capitalized		11,333,932.15
Reserve Fund Balance		2,706,139.74
v. Other Accrued Interest		7,934,564.06

vi.Total Assets for Parity Ratio	10/31/2008	$1,093,096,601.36

vii. Parity %		100.20%
Apply Excess Reserve to Unpaid Principal of Notes		Yes

D. Reserve Fund Reconciliation
i. Beginning of Period Balance	7/31/2008	$2,814,777.65
ii. Amounts, if any, necessary to reinstate the balance (VIII — I)		—

iii. Total Reserve Fund Balance Available		$2,814,777.65
iv. Required Reserve Fund Balance		2,706,139.74

v. Excess Reserve Released to Depositor as a Result of Excess Parity		$108,637.91
vi. Ending Reserve Fund Balance		$2,706,139.74
E.

Note Balances	8/25/2008	Paydown Factors	11/25/2008
i. Total Note Factor	0.7568564225	0.0295643840	0.7272920384

ii. A-1 Note Balance	$429,849,633.68		$385,503,057.63
A-1 Note Pool Factor	0.8683830983	0.0895890425	0.7787940558

iii. A-2 Note Balance	$229,000,000.00		$229,000,000.00
A-2 Note Pool Factor	1.0000000000	0.0000000000	1.0000000000

iv. A-3 Note Balance	$440,422,000.00		$440,422,000.00
A-3 Note Pool Factor	1.0000000000	0.0000000000	1.0000000000

v. B Note Balance	$36,013,000.00		$36,013,000.00
B Note Pool Factor	1.0000000000	0.0000000000	1.0000000000

X. Portfolio Characteristics

	WAC		Number of Loans		WARM		Principal Amount		%
Status	7/31/2008	10/31/2008	7/31/2008	10/31/2008	7/31/2008	10/31/2008	7/31/2008	10/31/2008	7/31/2008	10/31/2008
Interim:
In School
Subsidized Loans	5.213%	5.254%	580	480	148	150	$1,722,457.77	$1,360,410.14	0.15%	0.13%
Unsubsidized Loans	5.359%	5.363%	443	375	147	148	$1,582,410.97	$1,273,243.70	0.14%	0.12%
Grace
Subsidized Loans	4.996%	5.177%	277	331	131	129	$788,936.22	$965,582.25	0.07%	0.09%
Unsubsidized Loans	5.171%	5.323%	221	260	140	135	$733,462.28	$965,126.19	0.07%	0.09%

Total Interim	5.219%	5.283%	1,521	1,446	144	142	$4,827,267.24	$4,564,362.28	0.43%	0.43%

Repayment Active
0-30 Days Delinquent	5.461%	5.480%	171,782	161,464	106	105	$508,509,721.79	$472,655,498.63	45.62%	44.13%
31-60 Days Delinquent	5.062%	5.137%	11,455	9,237	110	108	$33,773,725.30	$26,944,061.03	3.03%	2.52%
61-90 Days Delinquent	4.979%	5.002%	6,792	5,772	110	109	$19,469,583.94	$16,938,021.04	1.75%	1.58%
91-120 Days Delinquent	5.090%	4.903%	8,579	5,541	111	108	$24,500,001.09	$16,014,697.90	2.20%	1.50%
121-150 Days Delinquent	5.047%	4.975%	7,220	4,384	110	107	$21,016,255.82	$12,572,971.54	1.89%	1.17%
151-180 Days Delinquent	5.044%	4.956%	4,869	3,752	109	109	$14,228,786.85	$10,706,536.02	1.28%	1.00%
181-210 Days Delinquent	5.097%	5.054%	5,292	5,169	108	107	$15,114,278.07	$14,383,648.25	1.36%	1.34%
211-240 Days Delinquent	5.252%	5.010%	10,113	4,750	110	107	$31,535,074.04	$13,273,268.20	2.83%	1.24%
241-270 Days Delinquent	5.028%	5.010%	3,929	3,086	106	105	$10,886,740.69	$9,032,519.67	0.98%	0.84%
271-300 Days Delinquent	4.946%	5.090%	1,207	3,274	104	105	$3,492,486.34	$9,314,710.75	0.31%	0.87%
>300 Days Delinquent	4.210%	5.162%	3	1,080	107	107	$4,834.19	$3,020,729.70	0.00%	0.28%

Deferment
Subsidized Loans	4.472%	4.502%	46,723	49,832	134	135	$130,879,131.33	$139,427,531.87	11.74%	13.02%
Unsubsidized Loans	5.141%	5.116%	34,772	37,097	136	136	$136,637,892.76	$144,954,007.93	12.26%	13.53%

Forbearance
Subsidized Loans	4.964%	4.975%	22,207	23,194	120	119	$66,092,008.77	$68,830,324.04	5.93%	6.43%
Unsubsidized Loans	5.545%	5.533%	18,281	18,809	122	121	$79,025,301.55	$80,912,295.16	7.09%	7.55%

Total Repayment	5.219%	5.211%	353,224	336,441	116	116	$1,095,165,822.53	$1,038,980,821.73	98.25%	97.00%

Claims In Process	4.898%	5.210%	5,497	9,353	103	106	$14,674,722.11	$27,495,187.51	1.32%	2.57%
Aged Claims Rejected	4.210%	4.402%	11	35	106	103	$25,472.13	$81,593.89	0.00%	0.01%

Grand Total	5.215%	5.211%	360,253	347,275	116	116	$1,114,693,284.01	$1,071,121,965.41	100.00%	100.00%

XI. Portfolio Characteristics by School and Program as of 10/31/2008

	WAC	WARM	Number of Loans	Principal Amount	%
Loan Type
Stafford — Subsidized	4.864%	115	196,346	$512,096,758.84	47.81%
Stafford — Unsubsidized	4.881%	118	134,229	$439,248,905.89	41.01%
GradPLUS Loans	8.500%	136	2,128	$22,880,322.30	2.14%
PLUS Loans	7.768%	107	14,572	$96,895,978.38	9.05%
SLS Loans	0.000%	0	0	$0.00	0.00%
Consolidation Loans	0.000%	0	0	$0.00	0.00%

Total	5.211%	116	347,275	$1,071,121,965.41	100.00%

School Type
Consolidation Uncoded*	5.036%	110	58,497	$137,251,786.02	12.81%
Four Year Institution	5.271%	117	235,321	$821,150,932.99	76.66%
Community/2-Year	4.969%	117	52,372	$109,631,502.14	10.24%
Vocational/Trade	5.802%	112	1,085	$3,087,744.26	0.29%
Unknown	0.000%	0	0	$0.00	0.00%

Total	5.211%	116	347,275	$1,071,121,965.41	100.00%

*	Refers to consolidation loans for which the school type applicable to the loans the borrower consolidated is unavailable.
XII. Servicer Totals 10/31/2008

$1,071,121,965.41	Nelnet, Inc.

XIII. Collateral Tables as of 10/31/2008

Distribution of the Student Loans by Geographic Location *

Location	Number of Loans	Principal Balance	Percent by Principal
Alabama	1,841	$5,500,761.71	0.51%
Alaska	1,105	$3,315,914.56	0.31%
Alberta, Canada	4	$11,998.30	0.00%
American Samoa	25	$113,123.50	0.01%
Arizona	1,588	$5,218,460.33	0.49%
Arkansas	2,071	$5,065,533.21	0.47%
Armed Forces Atlantic	5	$6,292.59	0.00%
Armed Forces Europe	278	$731,725.77	0.07%
Armed Forces Pacific	98	$289,878.90	0.03%
British Columbia, Canada	25	$170,753.87	0.02%
California	20,220	$81,186,424.21	7.58%
Canada	14	$33,441.59	0.00%
Colorado	41,850	$114,504,353.08	10.69%
Connecticut	3,003	$8,685,158.42	0.81%
Delaware	211	$780,104.88	0.07%
District Of Columbia	734	$2,720,469.99	0.25%
Federated States Of Micronesia	2	$5,386.89	0.00%
Florida	30,995	$94,974,075.80	8.87%
Foreign Country	158	$465,325.76	0.04%
Georgia	6,824	$22,505,998.86	2.10%
Guam	526	$2,034,454.56	0.19%
Hawaii	2,195	$6,402,130.86	0.60%
Idaho	383	$1,289,995.10	0.12%
Illinois	10,098	$30,118,823.60	2.81%
Indiana	18,276	$57,920,725.38	5.41%
Iowa	1,226	$4,021,609.57	0.38%
Kansas	2,202	$7,792,859.44	0.73%
Kentucky	2,958	$8,575,729.24	0.80%
Louisiana	3,110	$9,502,657.43	0.89%
Maine	1,068	$3,285,267.35	0.31%
Maryland	2,360	$8,248,582.66	0.77%
Massachusetts	2,603	$8,185,142.29	0.76%
Michigan	17,803	$65,771,167.66	6.14%
Minnesota	3,616	$9,556,452.40	0.89%
Mississippi	386	$1,126,372.17	0.11%
Missouri	4,621	$17,961,739.02	1.68%
Montana	385	$1,146,357.34	0.11%
Nebraska	5,396	$22,685,213.56	2.12%
Nevada	1,442	$5,267,326.87	0.49%
New Hampshire	478	$1,599,347.98	0.15%
New Jersey	5,351	$17,156,582.79	1.60%
New Mexico	1,014	$2,806,775.98	0.26%
New York	63,790	$183,420,997.33	17.12%
North Carolina	2,680	$8,392,747.36	0.78%
North Dakota	100	$261,069.49	0.02%
Northern Mariana Islands	8	$25,565.17	0.00%
Nova Scotia, Canada	8	$23,237.04	0.00%
Ohio	3,826	$14,449,227.30	1.35%
Oklahoma	11,389	$32,136,977.42	3.00%
Ontario, Canada	47	$214,472.50	0.02%
Oregon	1,945	$7,134,807.36	0.67%
Pennsylvania	5,138	$16,313,291.78	1.52%
Puerto Rico	241	$936,254.15	0.09%
Rhode Island	1,324	$2,852,153.81	0.27%
Saskatchewan	2	$2,823.97	0.00%
South Carolina	1,057	$3,272,301.62	0.31%
South Dakota	290	$1,054,697.38	0.10%
Tennessee	1,749	$5,492,650.16	0.51%
Texas	46,970	$129,531,977.40	12.09%
Unknown	150	$793,768.96	0.07%
Utah	576	$1,800,859.18	0.17%
Vermont	251	$800,766.51	0.08%
Virgin Islands	43	$131,036.90	0.01%
Virginia	3,285	$10,575,431.72	0.99%
Washington	2,055	$7,092,272.47	0.66%
West Virginia	179	$603,139.74	0.06%
Wisconsin	1,247	$4,104,212.40	0.38%
Wyoming	375	$958,301.36	0.09%
Yukon Territory, Canada	2	$6,429.46	0.00%

Total	347,275	$1,071,121,965.41	100.00%

*	Based on billing addresses of borrowers shown on servicer’s records.
Distribution of the Student Loans by Guarantee Agency

Guarantee Agency	Number of Loans	Principal Balance	Percent by Principal
SHESC	68,661	$197,690,007.56	18.46%
TGSLC	50,709	$144,439,795.48	13.49%
COAC	53,103	$143,442,978.39	13.39%
USAF	27,412	$91,741,586.81	8.57%
CSAC	22,271	$91,666,944.72	8.56%
NSLP	19,357	$71,019,587.11	6.63%
MGA	17,955	$65,465,247.44	6.11%
OSFA	20,022	$60,402,372.90	5.64%
OGSLP	12,012	$33,551,510.56	3.13%
NJOSA	8,122	$24,294,886.38	2.27%
ISAC	8,138	$22,217,621.42	2.07%
KHEAA	5,638	$18,117,826.99	1.69%
ASA	4,068	$16,114,821.25	1.50%
RIHEAA	6,363	$14,162,242.60	1.32%
ECMC	4,548	$13,475,037.73	1.26%
EAC	3,955	$10,803,973.26	1.01%
GLHEC	1,555	$10,526,481.18	0.98%
MSLP	2,607	$9,494,399.36	0.89%
NELA	2,540	$9,482,800.62	0.89%
LOSFA	1,846	$5,405,878.60	0.51%
SLGFA	1,844	$4,174,200.45	0.39%
GHEAC	1,292	$4,140,349.59	0.39%
FAME	1,334	$3,770,044.12	0.35%
PHEAA	887	$3,079,270.52	0.29%
TSAC	638	$1,663,905.84	0.16%
ICSAC	294	$486,995.23	0.05%
CSLF	95	$267,719.32	0.03%
UHEAA	5	$13,901.14	0.00%
FISL	4	$9,578.84	0.00%

Total	347,275	$1,071,121,965.41	100.00%

Distribution of the Student Loans by # of Months Remaining Until Scheduled Maturity

Number of Months	Number of Loans	Principal Balance	Percent by Principal
0 to 23	5,958	$2,889,528.06	0.27%
24 to 35	5,548	$5,126,094.25	0.48%
36 to 47	6,187	$7,853,638.65	0.73%
48 to 59	6,893	$10,995,077.15	1.03%
60 to 71	8,107	$14,927,144.97	1.39%
72 to 83	10,530	$21,068,969.50	1.97%
84 to 95	19,403	$47,914,239.44	4.47%
96 to 107	54,858	$168,902,522.05	15.77%
108 to 119	126,334	$426,323,473.02	39.80%
120 to 131	59,010	$221,385,557.08	20.67%
132 to 143	17,542	$55,866,826.53	5.22%
144 to 155	10,329	$30,699,089.43	2.87%
156 to 167	6,460	$20,054,682.55	1.87%
168 to 179	4,122	$12,372,360.17	1.16%
180 to 191	2,122	$6,348,601.72	0.59%
192 to 203	920	$2,768,201.46	0.26%
204 to 215	413	$1,439,820.03	0.13%
216 to 227	205	$609,563.76	0.06%
228 to 239	108	$277,407.71	0.03%
240 to 251	16	$39,707.92	0.00%
252 to 263	18	$106,198.63	0.01%
264 to 275	60	$338,025.78	0.03%
276 to 287	282	$1,964,786.74	0.18%
288 to 299	1,428	$8,408,864.67	0.79%
300 to 311	328	$1,939,036.03	0.18%
312 to 323	52	$268,562.29	0.03%
324 to 335	9	$58,640.20	0.01%
336 to 347	15	$76,662.90	0.01%
348 to 360	12	$84,822.33	0.01%
361 and Greater	6	$13,860.39	0.00%

Total	347,275	$1,071,121,965.41	100.00%

XIII. Collateral Tables as of 10/31/2008 (continued from previous page)
Distribution of the Student Loans by Borrower Payment Status

Payment Status	Number of Loans	Principal Balance	Percent by Principal
Repayment:
Year 1	116,219	$428,498,776.03	40.01%
Year 2	96,489	$318,124,037.76	29.70%
Year 3	43,972	$120,497,637.68	11.25%
Year 4 or Greater	90,595	$204,001,513.94	19.05%

Total	347,275	$1,071,121,965.41	100.00%

Distribution of the Student Loans by Range of Principal Balance

Principal balance	Number of Loans	Principal Balance	Percent by Principal
$499.99 Or Less	23,947	$6,709,066.41	0.63%
$500.00 to $999.99	33,969	$25,805,601.70	2.41%
$1,000.00 to $1,999.99	77,259	$114,457,271.97	10.69%
$2,000.00 to $2,999.99	84,050	$212,163,788.17	19.81%
$3,000.00 to $3,999.99	41,129	$142,178,959.90	13.27%
$4,000.00 to $5,999.99	58,651	$290,998,219.58	27.17%
$6,000.00 to $7,999.99	10,993	$75,538,288.21	7.05%
$8,000.00 to $9,999.99	8,570	$75,295,874.27	7.03%
$10,000.00 to $14,999.99	6,101	$71,179,890.96	6.65%
$15,000.00 to $19,999.99	1,340	$23,186,177.25	2.17%
$20,000.00 to $24,999.99	646	$14,307,437.34	1.34%
$25,000.00 to $29,999.99	323	$8,771,698.33	0.82%
$30,000.00 to $34,999.99	166	$5,337,930.83	0.50%
$35,000.00 to $39,999.99	80	$2,969,335.02	0.28%
$40,000.00 to $44,999.99	43	$1,795,046.28	0.17%
$45,000.00 to $49,999.99	3	$145,393.81	0.01%
$50,000.00 to $54,999.99	3	$153,988.66	0.01%
$55,000.00 to $59,999.99	0	$0.00	0.00%
$60,000.00 to $64,999.99	1	$62,257.46	0.01%
$65,000.00 to $69,999.99	1	$65,739.26	0.01%
$70,000.00 to $74,999.99	0	$0.00	0.00%
$75,000.00 to $79,999.99	0	$0.00	0.00%
$80,000.00 to $84,999.99	0	$0.00	0.00%
$85,000.00 to $89,999.99	0	$0.00	0.00%
$90,000.00 and Greater	0	$0.00	0.00%

Total	347,275	$1,071,121,965.41	100.00%

Distribution of the Student Loans by Number of Days Delinquent

Days Delinquent	Number of Loans	Principal Balance	Percent by Principal
0 to 30	291,274	$909,461,336.89	84.91%
31 to 60	9,490	$27,779,151.02	2.59%
61 to 90	5,896	$17,369,287.87	1.62%
91 to 120	5,655	$16,360,526.77	1.53%
121 and Greater	34,960	$100,151,662.86	9.35%

Total	347,275	$1,071,121,965.41	100.00%

Distribution of the Student Loans by Interest Rate

Interest Rate	Number of Loans	Principal Balance	Percent by Principal
2.50% to 2.99%	0	$0.00	0.00%
3.00% to 3.49%	0	$0.00	0.00%
3.50% to 3.99%	59,893	$183,471,152.85	17.13%
4.00% to 4.49%	166,435	$461,846,819.08	43.12%
4.50% to 4.99%	0	$0.00	0.00%
5.00% to 5.49%	21,571	$53,110,978.41	4.96%
5.50% to 5.99%	251	$845,705.97	0.08%
6.00% to 6.49%	0	$0.00	0.00%
6.50% to 6.99%	85,079	$268,593,542.47	25.08%
7.00% to 7.49%	317	$707,777.76	0.07%
7.50% to 7.99%	0	$0.00	0.00%
8.00% to 8.49%	1,083	$2,262,005.56	0.21%
8.50% to 8.99%	12,235	$99,210,088.21	9.26%
9.00% or greater	411	$1,073,895.10	0.10%

Total	347,275	$1,071,121,965.41	100.00%

Distribution of the Student Loans by SAP Interest Rate Index

SAP Interest Rate	Number of Loans	Principal Balance	Percent by Principal
90 Day CP Index	310,008	$995,298,698.77	92.92%
91 Day T-Bill Index	37,267	$75,823,266.64	7.08%

Total	347,275	$1,071,121,965.41	100.00%

Distribution of the Student Loans by Date of Disbursement

Disbursement Date	Number of Loans	Principal Balance	Percent by Principal
Post-October 1, 1993	342,357	$1,061,434,874.24	99.10%
Pre-October, 1993	4,918	$9,687,091.17	0.90%

Total	347,275	$1,071,121,965.41	100.00%

XIV. Trigger Information

A. The Depositor or its assignee has the option to purchase all of the Financed Eligible Loans on the earlier of (a) the November 2015 Quarterly Distribution Date and (b) the date that is the 10th business day preceding the Quarterly Distribution Date next succeeding the last day of the Collection Period on which the then outstanding Pool Balance is 10% or less of the Initial Pool Balance (each, an “Optional Purchase Date”).

1. Is this Distribution Date the November 2015 Distribution Date?	No

2. What is the percent of the current Pool Balance to the Initial Pool Balance?	90.85%

i. Were the Financed Eligible Loans optionally purchased during the previous collection period, or are they being purchased on this Distribution Date?		No

B. If the Depositor or any assignee does not exercise its option to purchase Financed Eligible Loans pursuant to “A” (above), the Trustee (or its designated agent) shall, promptly after the business day next succeeding the Optional Purchase Date, offer for sale Financed Eligible Loans in an amount sufficient to redeem all Notes Outstanding on such Quarterly Distribution Date, and any such sale shall be consummated on or before such Quarterly Distribution Date (the “Trust Auction Date”).

1. Has the Depositor or any assignee not exercised its option pursuant to “A” above?	N/A

i. Shall the Trustee offer for sale the Financed Eligible Loans?		No
XV. Interest Rates for Next Distribution Date

Class of Notes	CUSIP	Spread	Coupon Rate
A-1 Notes	640326 AA 0	0.55%	2.70750%
A-2 Notes	640326 AB 8	0.85%	3.00750%
A-3 Notes	640326 AC 6	1.15%	3.30750%
B Notes	640326 AF 9	1.25%	3.40750%

LIBOR Rate for Accrual Period	2.15750%
First Date in Accrual Period	11/25/2008
Last Date in Accrual Period	2/24/2009
Days in Accrual Period	92
XVI. Items to Note
The principal shortfall has been satisfied as of this 11/25/2008 Quarterly Distribution Date.
All unpaid Carryover Servicing Fees ($1,589.42) are being paid on this Quarterly Distribution Date.